Related Party Balances and Transactions (Tables)	12 Months Ended
Jul. 31, 2021
Disclosure of information about key management personnel
	Year ended July 31,
	2021	2020	2019
Administrative fees	$4,350	$42,600	$23,238
Fees to the entity controlled by the Chief Financial Officer	$14,000	$-	$-

Disclosure of information about transactions with HDSI parties
	Year ended July 31,
	2021	2020	2019
HDSI: Services received based on management services agreement	$49,397	$77,603	$50,406
HDSI: Office lease related expenses (accretion expenses, amortization of right-of-use assets under IFRS 16 and operating	6,342	-	-
costs not capitalized as right-of-use assets under IFRS 16)(note 12)
HDSI: Reimbursement of third party expenses paid	6,134	27,075	26,904
Total	$61,873	$104,678	$77,310

Disclosure of information about outstanding balances
	July 31, 2021	July 31, 2020
Balance payable to HDSI	$9,024	$75,832
Balance payable to United Mineral Services	15,786	-
Balance payable to a shareholder	557	-
Due to related parties	$25,367	$75,832